Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000916053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2011, the name of Class Z Shares of the Indexed Equity Fund will be changed to Class I Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2011, the name of Class Z Shares of the Indexed Equity Fund will be changed to Class I Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Indexed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000916053_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 30, 2011 to the

Prospectus dated April 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 30, 2011, the name of Class Z Shares of the Indexed Equity Fund will be changed to Class I Shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011